Income Taxes - Components of Net Deferred Tax Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Long-term deferred taxes, net	$ (82,488)	$ (4,588)	$ (48,434)
Other assets	20,969		14,583
Deferred tax assets:
Accruals and advances	6,001		17,169
Amortizable intangible assets	1,133,702		13,421
Non-Amortizable intangible assets	42,265		147,332
Performance incentives	0		7,289
Customer deposits	3,404		16,064
Bad debt reserve	1,350		2,033
Accrued retirement benefits	0		43,592
Disallowed interest expense carryforward	74,825		75,546
Net operating loss carryforward	2,964,634		3,840,759
Tax credits	12,235		11,335
Tax basis differences in investments and affiliates	78,950		0
Other	2,346		8,418
Total deferred tax assets	4,319,712		4,182,958
Deferred tax liabilities:
Satellites and other property and equipment	(80,376)		(266,330)
Amortizable intangible assets	(8,948)		(366,777)
Non-amortizable intangible assets	(31,359)		(103,730)
Tax basis differences in investments and affiliates	(51,645)		(6,753)
Other	(5,654)		(16,875)
Total deferred tax liabilities	(177,982)		(760,465)
Valuation allowance	(4,203,249)		(3,456,344)
Total net deferred tax liabilities	$ (61,519)		$ (33,851)